GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Accumulated Amortization	$ (118,956)	$ (134,420)
Net Carrying Amount	21,187
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	450,474	481,932
Accumulated Amortization	(118,956)	(134,420)
Net Carrying Amount	331,518	347,512	$ 357,270
Supplier relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	23,682	28,485
Accumulated Amortization	(20,172)	(22,315)
Net Carrying Amount	3,510	6,170
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(20,172)	(22,315)
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	109,775	129,673
Accumulated Amortization	(93,219)	(103,118)
Net Carrying Amount	16,556	26,555
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(93,219)	(103,118)
Other
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	6,686	13,426
Accumulated Amortization	(5,565)	(8,987)
Net Carrying Amount	1,121	4,439
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(5,565)	(8,987)
DOLE brand
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	306,280	306,280
Water rights
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount	$ 4,051	$ 4,068